Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	R$ 17,576,545	R$ 14,141,535
Financial assets, fair value	17,576,545	14,141,535
Financial liabilities, carrying value	27,219,198	19,444,439
Financial liabilities, fair value	27,145,985	19,184,180
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	11,082,912	6,200,103
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	16,136,286	13,244,336
Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	842,295	405,840
Financial assets, fair value	842,295	405,840
Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		1,286,152
Financial assets, fair value		1,286,152
Cash and cash equivalents, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,622,908
Financial assets, fair value	1,622,908
Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	709,922	379,601
Financial assets, fair value	709,922	379,601
Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	3,311,585	2,271,979
Financial assets, fair value	3,311,585	2,271,979
Financial investments, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	2,921,770	2,854,126
Financial assets, fair value	2,921,770	2,854,126
Derivative Financial Instruments Financial [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	777,064	825,783
Financial assets, fair value	777,064	825,783
Financial liabilities, carrying value	501,148	419,842
Financial liabilities, fair value	501,148	419,842
Derivative Financial Instruments Financial [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	501,148	419,842
Derivative Financial Instruments Financial [Member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		0
Financial liabilities, carrying value	0
Derivative Financial Instruments Operational [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	123,253	8,203
Financial assets, fair value	123,253	8,203
Financial liabilities, carrying value	79,767	21,758
Financial liabilities, fair value	79,767	21,758
Derivative Financial Instruments Operational [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	79,767	21,758
Derivative Financial Instruments Operational [Member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financing and debentures [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	20,093,261	13,860,510
Financial liabilities, fair value	20,020,048	13,600,251
Financing and debentures [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	9,713,213	5,553,796
Financing and debentures [Member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	10,380,048	8,306,714
Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,095,362	404,695
Financial assets, fair value	1,095,362	404,695
Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	4,089,708	3,913,004
Financial assets, fair value	4,089,708	3,913,004
Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,508,373	1,404,883
Financial assets, fair value	1,508,373	1,404,883
Other receivables and other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	469,109	386,853
Financial assets, fair value	469,109	386,853
Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	734,873	114,776
Financial liabilities, fair value	734,873	114,776
Energy trading futures contracts [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	734,873	114,776
Energy trading futures contracts [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,643,344	3,518,385
Financial liabilities, fair value	4,643,344	3,518,385
Trade payables [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	4,643,344	3,518,385
Trade payables – reverse factoring [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,785	1,014,504
Financial liabilities, fair value	3,785	1,014,504
Trade payables – reverse factoring [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Trade payables – reverse factoring [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	3,785	1,014,504
Subscription warrant – indemnification [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	53,911	47,745
Financial liabilities, fair value	53,911	47,745
Subscription warrant – indemnification [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	53,911	47,745
Subscription warrant – indemnification [member] | Financial liabilities at amortised cost, category [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	74,326	180,225
Financial liabilities, fair value	74,326	180,225
Financial liabilities of customers [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Financial liabilities of customers [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	74,326	180,225
Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	74,760	95,174
Financial liabilities, fair value	74,760	95,174
Contingent consideration [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	42,186
Contingent consideration [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	74,760	52,988
Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	957,148	171,520
Financial liabilities, fair value	957,148	171,520
Other Payables [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	0
Other Payables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	957,148	171,520
Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	105,196	416
Financial assets, fair value	105,196	416
Financial liabilities, carrying value	2,875
Financial liabilities, fair value	2,875
Related parties [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0
Related parties [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	2,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	5,700,098	3,510,660
Financial assets at fair value through profit or loss, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	515,456
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	3,188,963	2,271,979
Financial assets at fair value through profit or loss, category [member] | Financial investments, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Instruments Financial [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	777,064	825,783
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Instruments Operational [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	123,253	8,203
Financial assets at fair value through profit or loss, category [member] | Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,095,362	404,695
Financial assets at fair value through profit or loss, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Other receivables and other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category [member] | Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	11,876,447	10,630,875
Financial assets at amortised cost, category [member] | Cash and bank [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	842,295	405,840
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in local currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value		1,286,152
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,107,452
Financial assets at amortised cost, category [member] | Cash and cash equivalents, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	709,922	379,601
Financial assets at amortised cost, category [member] | Financial investments, Securities and funds in local currency [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	122,622	0
Financial assets at amortised cost, category [member] | Financial investments, Securities and funds in foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	2,921,770	2,854,126
Financial assets at amortised cost, category [member] | Derivative Financial Instruments Financial [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Derivative Financial Instruments Operational [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Energy trading futures contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	0
Financial assets at amortised cost, category [member] | Trade Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	4,089,708	3,913,004
Financial assets at amortised cost, category [member] | Reseller Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,508,373	1,404,883
Financial assets at amortised cost, category [member] | Other receivables and other assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	469,109	386,853
Financial assets at amortised cost, category [member] | Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	R$ 105,196	R$ 416